Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings IFRS 16	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Noncontrolling interests IFRS 16	Noncontrolling interests	IFRS 16	Total
Balance at beginning of period at Dec. 31, 2018		€ 11,758,411	€ 307,879	€ (50,993)	€ 3,873,345		€ 8,831,930	€ (911,473)	€ (1,528)	€ (290,749)		€ 1,143,547		€ 12,901,958
Balance at beginning of period (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Adjustment due to initial application at Dec. 31, 2018	€ (120,809)					€ (120,809)					€ (15,526)		€ (136,335)
Adjusted balance at Dec. 31, 2018		11,637,602	€ 307,879	€ (50,993)	3,873,345		8,711,121	(911,473)	(1,528)	(290,749)		1,128,021		12,765,623
Adjusted balance (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Proceeds from exercise of options and related tax effects		(1,298)	€ 28		(1,326)									(1,298)
Proceeds from exercise of options and related tax effects (in shares)			28,641
Compensation expense related to stock options		1,380			1,380									1,380
Purchase of treasury stock		(113,816)		€ (113,816)										(113,816)
Purchase of treasury stock (in shares)				(1,629,240)
Purchase/sale of noncontrolling interests		(1,491)			(1,491)							16,142		14,651
Contributions from/to noncontrolling interests												(46,274)		(46,274)
Noncontrolling interests subject to put provisions		4,001					4,001							4,001
Net income		270,749					270,749					57,009		327,758
Other comprehensive income (loss) related to:
Foreign currency translation		254,336						257,324	(6)	(2,982)		21,013		275,349
Cash flow hedges, net of related tax effects		(870)							(870)					(870)
Total comprehensive income		524,215										78,022		602,237
Balance at end of period at Mar. 31, 2019		12,050,593	€ 307,907	€ (164,809)	3,871,908		8,985,871	(654,149)	(2,404)	(293,731)		1,175,911		13,226,504
Balance at end of period (in shares) at Mar. 31, 2019			307,907,293	(2,629,191)
Balance at beginning of period at Dec. 31, 2019		11,957,913	€ 304,437	€ (370,502)	3,607,662		9,454,861	(664,987)	(10,460)	(363,098)		1,269,324		€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019			304,436,876	(6,107,629)										304,436,876
Proceeds from exercise of options and related tax effects		220	€ 7		213									€ 220
Proceeds from exercise of options and related tax effects (in shares)			7,565
Purchase of treasury stock		(322,164)		€ (322,164)										(322,164)
Purchase of treasury stock (in shares)				(4,992,660)
Purchase/sale of noncontrolling interests		(4,565)			(4,565)							(29,731)		(34,296)
Contributions from/to noncontrolling interests												(56,179)		(56,179)
Noncontrolling interests subject to put provisions		(5,339)					(5,339)							(5,339)
Net income		282,719					282,719					67,650		350,369
Other comprehensive income (loss) related to:
Foreign currency translation		83,234						87,623	(237)	(4,152)		22,444		105,678
Cash flow hedges, net of related tax effects		4,410							4,410					4,410
Total comprehensive income		370,363										90,094		460,457
Balance at end of period at Mar. 31, 2020		€ 11,996,428	€ 304,444	€ (692,666)	€ 3,603,310		€ 9,732,241	€ (577,364)	€ (6,287)	€ (367,250)		€ 1,273,508		€ 13,269,936
Balance at end of period (in shares) at Mar. 31, 2020			304,444,441	(11,100,289)										304,444,441